Note 44 Balances arising from transactions with entities of the group (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 9	€ 9
Loans and advances to customers	1,250	1,842
Debt Securities Related Party Transactions	8	7
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions related party transactions	1	1
Deposits from customers	155	204
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	97	136
Other Commitments Given Related Party Transactions	765	751
Loan commitments given related party transactions	€ 5	€ 10